Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Apr. 30, 2015	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000146106
Account Value [Line Items]
Line Graph and Table Measure Name		ONEFUND S&P 500
Account Value	$ 10,000	$ 26,880	$ 20,290	$ 17,916	$ 20,764	$ 14,817	$ 14,451	$ 13,999	$ 12,303	$ 10,597	$ 9,168
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	32,818	24,069	19,791	23,413	18,009	15,640	15,002	12,723	10,727	9,293
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 10,000	$ 26,481	$ 20,556	$ 18,088	$ 20,919	$ 14,851	$ 14,489	$ 14,012	$ 12,297	$ 10,580	$ 9,109